Commitments, Contingencies and Guarantees - Schedule of Future Minimum Annual Rentals (Details) $ in Thousands	Nov. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 70,886
2021	73,374
2022	71,464
2023	62,552
2024	59,714
Thereafter	393,995
Future minimum annual rentals	731,985
Less: sublease income	(21,883)
Future minimum annual rentals net of sublease income	$ 710,102